intangible assets and goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) item	Dec. 31, 2024 CAD ($)
intangible assets and goodwill
Balance at beginning of the period	$ 31,157
Amortization	1,605	$ 1,523
Balance at end of the period	30,788	31,157
Contractual commitments for the acquisition of intangible assets	70	37
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	39,621	37,059
Additions	1,025	1,984
Additions arising from business acquisitions	804	566
Dispositions, retirements and other (including capitalized interest)	387	(346)
Net foreign exchange differences	(61)	358
Balance at end of the period	41,002	39,621
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(8,464)	(7,280)
Amortization	(1,605)	(1,523)
Impairment	500
Dispositions, retirements and other (including capitalized interest)	(355)	(390)
Net foreign exchange differences		51
Balance at end of the period	(10,214)	(8,464)
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period	13,206
Balance at end of the period	$ 13,217	13,206
Spectrum licences | Spectrum license auction
intangible assets and goodwill
Number of spectrum licenses purchased | item	103
Intangible assets subject to amortization	$ 318
Percentage of total purchase price remitted as per terms of the auction	20.00%
Amount remitted per terms of the auction	$ 64
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	13,206	12,250
Additions		936
Dispositions, retirements and other (including capitalized interest)	(11)	20
Balance at end of the period	13,217	13,206
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period	20,593
Balance at end of the period	20,328	20,593
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	28,693	26,637
Additions	1,025	1,984
Additions arising from business acquisitions	390	227
Dispositions, retirements and other (including capitalized interest)	387	(346)
Net foreign exchange differences	(44)	191
Balance at end of the period	29,677	28,693
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(8,100)	(6,916)
Amortization	(1,605)	(1,523)
Dispositions, retirements and other (including capitalized interest)	(355)	(390)
Net foreign exchange differences	(1)	51
Balance at end of the period	(9,349)	(8,100)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period	7,387
Balance at end of the period	7,111	7,387
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	15,487	14,387
Additions	1,025	1,048
Additions arising from business acquisitions	390	227
Dispositions, retirements and other (including capitalized interest)	398	(366)
Net foreign exchange differences	(44)	191
Balance at end of the period	16,460	15,487
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(8,100)	(6,916)
Amortization	(1,605)	(1,523)
Dispositions, retirements and other (including capitalized interest)	(355)	(390)
Net foreign exchange differences	(1)	51
Balance at end of the period	(9,349)	(8,100)
Customer contracts, related customer relationships and subscriber base intangible assets and goodwill
Balance at beginning of the period	3,699
Balance at end of the period	3,459	3,699
Customer contracts, related customer relationships and subscriber base | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	5,742	5,360
Additions	25	35
Additions arising from business acquisitions	286	191
Assets under construction put into service	19
Dispositions, retirements and other (including capitalized interest)	83	(3)
Net foreign exchange differences	(27)	159
Balance at end of the period	5,962	5,742
Customer contracts, related customer relationships and subscriber base | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(2,043)	(1,533)
Amortization	(495)	(473)
Dispositions, retirements and other (including capitalized interest)	(44)	1
Net foreign exchange differences	9	36
Balance at end of the period	(2,503)	(2,043)
Software
intangible assets and goodwill
Balance at beginning of the period	2,879
Balance at end of the period	2,863	2,879
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	8,649	7,915
Additions	81	107
Additions arising from business acquisitions	102	31
Assets under construction put into service	850	921
Dispositions, retirements and other (including capitalized interest)	282	(331)
Net foreign exchange differences	(4)	6
Balance at end of the period	9,396	8,649
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(5,770)	(5,136)
Amortization	(1,041)	(959)
Dispositions, retirements and other (including capitalized interest)	(276)	(330)
Net foreign exchange differences	(2)	5
Balance at end of the period	(6,533)	(5,770)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period	335
Balance at end of the period	272	335
Access to rights-of-way, crowdsource assets and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	622	582
Additions	7	41
Additions arising from business acquisitions	2	5
Dispositions, retirements and other (including capitalized interest)	33	(32)
Net foreign exchange differences	(13)	26
Balance at end of the period	585	622
Access to rights-of-way, crowdsource assets and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(287)	(247)
Amortization	(69)	(91)
Dispositions, retirements and other (including capitalized interest)	(35)	(61)
Net foreign exchange differences	(8)	10
Balance at end of the period	(313)	(287)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period	474
Balance at end of the period	517	474
Assets under construction | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	474	530
Additions	912	865
Assets under construction put into service	(869)	(921)
Balance at end of the period	517	474
Goodwill
intangible assets and goodwill
Balance at beginning of the period	10,564
Balance at end of the period	10,460	10,564
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	10,928	10,422
Additions arising from business acquisitions	414	339
Net foreign exchange differences	(17)	167
Balance at end of the period	11,325	10,928
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(364)	(364)
Impairment	500
Net foreign exchange differences	1
Balance at end of the period	$ (865)	$ (364)